Note 29 (Tables)	12 Months Ended
Dec. 31, 2023
Treasury shares [Abstract]
Treasury shares [Table Text Block]
In the years ended December 31, 2023, 2022 and 2021 the Group entities performed the following transactions with shares issued by the Bank:

Treasury shares (Millions of Euros)
		2023		2022		2021
	Number of Shares	Millions of Euros	Number of Shares	Millions of Euros	Number of Shares	Millions of Euros
Balance at beginning	5,485,414	29	127,633,399	647	14,352,832	46
+ Purchases	301,882,728	2,166	598,457,024	2,966	203,530,570	1,022
- Sales and other changes	(302,981,517)	(2,161)	(720,605,009)	(3,583)	(90,250,003)	(417)
+/- Derivatives on BBVA shares	—	—	—	—	—	(4)
+/- Other changes	—	—	—	—	—	—
Balance at the end	4,386,625	34	5,485,414	29	127,633,399	647
Of which:
Held by BBVA, S.A.	—	3	—	3	112,733,730	574
Held by Corporación General Financiera, S.A.	4,354,004	31	5,454,516	26	14,899,669	72
Held by other subsidiaries	32,621	—	30,898	—	—	—
Average purchase price in Euros	7.18	—	4.96	—	5.02	—
Average selling price in Euros (including other changes)	7.14	—	4.99	—	4.89	—
Net gains or losses on transactions (Shareholders' funds-Reserves)		1		9		17

Treasury Stock [Table Text Block]
The percentages of treasury shares held by the Group in the years ended December 31, 2023, 2022 and 2021 are as follows:

Treasury Share
		2023			2022			2021
	Min	Max	Closing	Min	Max	Closing	Min	Max	Closing
% treasury share	0.038%	2.214%	0.075%	0.078%	7.492%	0.094%	0.108%	1.922%	1.914%

Shares of BBVA accepted in pledge [Table Text Block]
The number of BBVA shares accepted by the Group in pledge of loans as of December 31, 2023, 2022 and 2021 is as follows:

Shares of BBVA accepted in pledge
	2023	2022	2021
Number of shares in pledge	17,492,194	23,437,363	29,372,853
Nominal value (in Euros)	0.49	0.49	0.49
% of share capital	0.29%	0.39%	0.44%

Shares of BBVA owned by third parties but managed by the Group [Table Text Block]
The number of BBVA shares owned by third parties but under management of a company within the Group as of December 31, 2023, 2022 and 2021 is as follows:

Shares of BBVA owned by third parties but managed by the Group
	2023	2022	2021
Number of shares owned by third parties	13,258,994	18,686,027	17,645,506
Nominal value (in Euros)	0.49	0.49	0.49
% of share capital	0.23%	0.31%	0.26%